Accounts Receivable from Subscribers, Distributors, Recoverable Taxes Contractual Assets and Other, Net - Summary of Aging of Accounts Receivable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of accounts receivable [line items]
Trade and other receivables	$ 209,775,485	$ 215,770,817
Receivable from subscribers and distributors [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	157,433,609	168,758,386
Receivable from subscribers and distributors [member] | 1 - 30 days [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	35,694,272	37,439,995
Receivable from subscribers and distributors [member] | 31 - 60 days [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	4,533,604	5,325,264
Receivable from subscribers and distributors [member] | 61 - 90 days [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	2,645,034	3,313,835
Receivable from subscribers and distributors [member] | Greater than 90 days [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	45,477,862	46,706,481
Unbilled services provided [member] | Receivable from subscribers and distributors [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	$ 69,082,837	$ 75,972,811